Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Non-current liabilities
Non-current portion of non-current borrowings	$ 15,650	$ 213,808
Lease liabilities	13,747	11,613
Current liabilities
Current borrowings and current portion of non-current borrowings	219,514	2,776
Current portion of lease liabilities	2,632	2,339
Current portion of convertible notes	216,118
Secured bank loans [Member]
Non-current liabilities
Non-current portion of non-current borrowings	1,903	955
Current liabilities
Current borrowings and current portion of non-current borrowings	$ 764	437
Convertible notes [Member]
Non-current liabilities
Convertible notes		$ 201,240